UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22454

FEG ABSOLUTE ACCESS FUND LLC

(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Address of principal executive offices) (Zip code)

KEVIN J. CONROY

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1(a). REPORTS TO STOCKHOLDERS.

FINANCIAL STATEMENTS

FEG Absolute Access Fund LLC (the “Company”)
Six Months Ended September 30, 2021
(unaudited)

FEG Absolute Access Fund LLC

Financial Statements

Six Months Ended September 30, 2021
(unaudited)

Contents

Statement of Assets, Liabilities and Members’ Capital	1
Schedule of Investments	2
Statement of Operations	5
Statements of Changes in Members’ Capital	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9
Other Information	15

FEG Absolute Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital

September 30, 2021
(unaudited)

Assets
Cash	$21,877
Short-term investments (cost $2,359,422)	2,359,422
Investments in Portfolio Funds, at fair value (cost $2,664,889)	2,517,839
Receivable for Portfolio Funds sold	3,528,187
Prepaid expenses and other assets	18
Total assets	$8,427,343

Liabilities and members’ capital
Capital withdrawals payable	$4,750,000
Professional fees payable	66,053
Accounting and administration fees payable	23,417
Line of credit fees payable	208
Directors fees payable	6,000
Other liabilities	72,628
Total liabilities	4,918,306
Members’ capital	3,509,037
Total liabilities and members’ capital	$8,427,343

Components of members’ capital
Paid-in capital	$(67,075,867)
Distributable earnings	70,584,904
Members’ capital	$3,509,037

Units issued and outstanding (unlimited units authorized)	2,591
Net Asset Value per unit*	$1354.18

*	Net Asset Value per unit is based on unrounded Members’ capital and Units issued and outstanding.

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments

September 30, 2021
(unaudited)

Investment Name	Original Acquisition Date	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)		Redemption Notice Period (1)
Investments in Portfolio Funds: (2)
United States:
Multi-Strategy: (3)
AG SF (L) L.P.(4)	4/2008	$59,324	$141,991	4.0%	Annually	(5)	60 days
CVI Global Value Fund A, L.P., Class H(4)	5/2008	859	3,772	0.1	Quarterly	(6)	120 days
Eton Park Fund, L.P., Class B(4)	6/2009	14,422	16,589	0.5	Quarterly		65 days
Farallon Capital Partners, L.P.(4)	4/2008	24,052	19,452	0.6	Annually	(5)	60 days
GSO Special Situations Fund, L.P.(4)	4/2008	7,770	23,788	0.7	Semi-Annually	(5)	90 days
Lion Point Associates, L.P.	2/2018	1,333,333	1,667,060	47.5	Semi-Annually		60 days
Securis Event Fund (US), L.P.(4)	12/2017	140,620	225,260	6.4	Annually		60 days
Stark Investments, L.P., Class A (4)	1/2010	143,845	140,662	4.0	Quarterly		90 days
Total United States:		1,724,225	2,238,574	63.8
Cayman Islands:
Multi-Strategy: (3)
Highfields Capital, Ltd.(4)	12/2014	802,785	163,186	4.7	Annually	(7)	60 days
Myriad Opportunities US Fund, Limited(4)	11/2017	137,879	116,079	3.3	Quarterly	(5)	60 days
Total Cayman Islands:		940,664	279,265	8.0

Total Investments in Portfolio Funds		$2,664,889	$2,517,839	71.8%

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital
Short-term investments:
United States:
Money market fund:
Fidelity Investments Money Market Treasury Funds Portfolio - Class I, 0.01%(8)	$2,359,422	$2,359,422	67.2%
Total Short-term investments:	2,359,422	2,359,422	67.2
Total Investments in Portfolio Funds and Short-Term investments	$5,024,311	4,877,261	139.0

Liabilities less other assets		(1,368,224)	(39.0)

Members’ capital		$3,509,037	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.

(2)	Non-income producing.

(3)

Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage, and other event-driven strategies.

(4)	All or a portion of these investments are held in side-pockets. Such investments generally cannot be withdrawn until removed from the side-pocket, the timing of which cannot be determined.

(5)	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.

(6)	Withdrawals from this Portfolio Fund are permitted after a two-year lockup period from the date of the initial investment.

(7)	Withdrawals from this Portfolio Fund are permitted after a three-year lockup period from the date of the initial investment.

(8)	The rate shown is the annualized 7-day yield as of September 30, 2021.

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Type of Investment as a Percentage of Total Members’ Capital (Unaudited):

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Operations

Six Months Ended September 30, 2021
(unaudited)

Investment income
Dividend income	$181

Expenses
Professional fees	73,069
Accounting and administration fees	60,882
Compliance fees	18,433
Custodian fees	17,727
Insurance expense	15,128
Directors fees	12,000
Other expenses	3,216
Total expenses	200,455
Net investment loss	(200,274)

Realized and unrealized gain (loss) on investments
Net realized gain on investments	2,382,263
Net change in unrealized appreciation/(depreciation) on investments	(1,951,646)
Net realized and unrealized gain on investments	430,617
Net increase in members’ capital resulting from operations	$230,343

See accompanying notes.

FEG Absolute Access Fund LLC

Statements of Changes in Members’ Capital

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations
Net investment loss	$(200,274)	$(1,580,610)
Net realized gain (loss) on investments	2,382,263	26,661,884
Net change in unrealized appreciation/(depreciation) on investments	(1,951,646)	(4,771,009)
Net change in members’ capital resulting from operations	230,343	20,310,265

Capital transactions
Capital contributions	3,330	—
Capital withdrawals	(12,433,751)	(165,142,821)
Net change in members’ capital resulting from capital transactions	(12,430,421)	(165,142,821)

Net change in members’ capital	(12,200,078)	(144,832,556)

Members’ capital at beginning of period	15,709,115	160,541,671
Members’ capital at end of period	$3,509,037	$15,709,115

Units transactions
Units sold	2	—
Units redeemed	(9,104)	(127,223)
Net change in units	(9,102)	(127,223)

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2021
(unaudited)

Operating activities
Net increase in members’ capital resulting from operations	$230,343
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash provided by operating activities:
Proceeds from sales of investments in Portfolio Funds	23,725,805
Net realized gain on investments	(2,382,263)
Net change in unrealized appreciation/depreciation on investments	1,951,646
Sales of short-term investments, net	793,893
Changes in operating assets and liabilities:
Prepaid expenses and other assets	15,150
Professional fees payable	(53,674)
Accounting and administration fees payable	(42,273)
Other liabilities	(3,604)
Net cash provided by operating activities	24,235,023

Financing activities
Line of credit fees payable	(6,459)
Payments for capital withdrawals, net of withdrawals payable	(24,529,908)
Net cash used in financing activities	(24,533,037)

Net change in cash	(298,014)
Cash at beginning of period	319,891
Cash at end of period	$21,877

Supplemental disclosure of interest paid	$—

See accompanying notes.

FEG Absolute Access Fund LLC

Financial Highlights

	Six Months Ended September 30, 2021		Year Ended March 31,
	(unaudited)		2021		2020	2019		2018		2017
Per unit operating performances: (1)
Net asset value per unit, beginning of period	$1,343.43		$1,155.67		$1,319.49	$1,309.01		$1,295.26		$1,234.22
Income (loss) from investment operations:
Net investment loss	(29.60	)(2)	(16.86	)(2)	(66.46)	(57.57)		(23.22)		(17.32)
Net realized and unrealized gain (loss) on investments	40.35		204.62		(97.36)	68.05		36.97		78.36
Total change in per unit value from investment operations	10.75		187.76		(163.82)	10.48		13.75		61.04

Net asset value per unit, end of period	$1,354.18		$1,343.43		$1,155.67	$1,319.49		$1,309.01		$1,295.26

Ratios to average members’ capital: (3)
Total expenses (before voluntary waiver)	4.10	%(4)(7)	1.64	%(4)	1.21%	1.16	%(4)	1.11	%(4)	1.07%
Net expenses (after voluntary waiver)	4.10	%(5)(7)	1.36	%(5)	1.21%	1.16	%(5)	1.11	%(5)	1.07%
Net investment loss	(4.10	)%(6)(7)	(1.36	)%(6)	(1.11)%	(1.03	)%(6)	(1.03	)%(6)	(1.05)%

Total return	0.80	%(8)	16.25%		(12.42)%	0.80%		1.06%		4.95%
Portfolio turnover	0.00	%(8)	7.73%		17.54%	19.46%		25.84%		6.43%
Members’ capital end of period (000’s)	$3,509		$15,709		$160,542	$241,864		$342,219		$380,556

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	Per share number has been calculated using the average shares method.

(3)	The ratios do not include investment income, expenses, or incentive allocations of the Portfolio Funds in which the Company invests.

(4)

Includes state withholding tax from business activity of the Portfolio Funds. If the expense was removed, total expenses would be 4.10% for the six months ended September 30, 2021, and 1.64%, 1.16% and 1.09% for the years ended March 31, 2021, March 31, 2019 and 2018, respectively.

(5)

Includes state withholding tax from business activity of the Portfolio Funds. If the expense was removed, net expenses would be 4.10% for the six months ended September 30, 2021, and 1.36%, 1.16% and 1.09% for the years ended March 31, 2021, March 31, 2019 and 2018, respectively.

(6)

Includes state withholding tax from business activity of the Portfolio Funds. If the expense was removed, net investment loss would be (4.09)% for the six months ended September 30, 2021, and (1.36)%, (1.02)% and (1.01)% for the years ended March 31, 2021, March 31, 2019 and 2018, respectively.

(7)	Annualized

(8)	Not annualized

See accompanying notes.

FEG Absolute Access Fund LLC

Notes to Financial Statements

Six Months Ended September 30, 2021
(unaudited)

1. Organization

FEG Absolute Access Fund LLC (the “Company”) was formed on January 18, 2008, and is a Delaware limited liability company that commenced operations on April 1, 2008. The Company registered with the U.S. Securities and Exchange Commission (the “SEC”) on August 16, 2010, under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s Board of Directors (the “Board”) has overall responsibility for the management and supervision of the Company’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers, and authority to, among others, the officers of the Company, any committee of the Board, or the Investment Manager (as defined below). Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the “Investment Manager”) to the Company. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Company’s investment objective is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Company will achieve this objective. The Company was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager manages the Company by allocating its capital among a number of independent general partners or investment managers (the “Portfolio Fund Managers”) acting through pooled investment vehicles and/or managed accounts (collectively, the “Portfolio Funds”).

On November 24, 2020, the Board determined to close and liquidate the Company. This decision was made after careful consideration of the Company’s current and future prospects.

The Company is currently operating pursuant to a plan of liquidation and dissolution (the “Liquidation Plan”) that was approved by the Board and communicated to investors of the Company (“Members”) on November 24, 2020. In connection with the Liquidation Plan, the Company discontinued accepting orders for the purchase of units of limited liability company interest (“Units”) of the Company and ceased making tender offers for the repurchase of Units on November 24, 2020. Pursuant to the Liquidation Plan, the Company makes distributions, approximately quarterly, to Members of its available cash resulting from the liquidation of the Company’s portfolio securities. Proportionate interests of Members in the assets of the Company were fixed on the basis of its shareholdings at the close of business on December 31, 2020 (the “Effective Date”).

As soon as possible after all of the Company’s investments in portfolio securities are converted to cash, the Company shall make to each Member of record on the Effective Date: (1) a final liquidating distribution equal to the Member’s proportionate net assets of the Company, and (2) information concerning the sources of the liquidating distribution. All outstanding Units will be canceled following the liquidating distribution. Prior to that time, the net proceeds from the liquidation of portfolio securities are invested in cash equivalent securities or held in cash and are distributed to Members, as described above. While liquidating, the Company may hold more cash or cash equivalents than normal, which may prevent the Company from meeting its stated investment objective. The Company’s ability to convert its portfolio securities to cash is subject to the redemption restrictions of the Portfolio Funds in which the Company invests. As a result, the Company’s final liquidating distribution to members may not occur for several quarters.

Prior to November 24, 2020, Units of the Company were offered only to Members that represented that they were an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Company’s administrator (the “Administrator”). The Company has entered into an agreement with the Administrator to perform general administrative tasks for the Company, including but not limited to maintenance of the books and records of the Company and the capital accounts of the Members of the Company.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies

The Company is an investment company, and as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from such estimates.

Cash

Cash is held at a major financial institution and is subject to credit risk to the extent those balances exceed Federal Deposit Insurance Corporation (FDIC) limitations.

Calculation of Members’ Capital and Net Asset Value per Unit

The Company calculates its Members’ capital as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its Members’ capital, the Company values its investments as of such month-end or as of the end of such fiscal period, as applicable. The Members’ capital of the Company equals the value of the total assets of the Company less liabilities, including accrued fees and expenses, each determined as of the date the Company’s Members’ capital is calculated. The net asset value per Unit equals Members’ capital divided by Units outstanding.

Investments in Portfolio Funds

The Company values its investments in Portfolio Funds at fair value, which generally represents the Company’s pro rata interest in the members’ capital of the Portfolio Funds, net of management fees and incentive allocations payable to Portfolio Fund Managers as reported by the Portfolio Funds. The underlying investments held by the Portfolio Funds are valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ from the values that would have been used if a ready market existed. The Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the Statement of Operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the six months ended September 30, 2021, the aggregate cost of purchases and proceeds from sales of investments in Portfolio Funds was $0 and $8,992,594, respectively.

Certain of the Portfolio Funds may hold a portion of their assets as side-pocket investments (the “Side-Pockets”), which have restricted liquidity, potentially extending over a much longer period of time than the typical liquidity an investment in a Portfolio Fund may provide. Should the Company seek to liquidate its investments in the Side-Pockets, the Company might not be able to fully liquidate its investment without delay, and such delay could be considerable. In such cases, until the Company is permitted to fully liquidate its interest in the Side-Pockets, the value of its investment could fluctuate based on adjustments to the fair value of the Side-Pockets. As of September 30, 2021, 8 of the 10 Portfolio Funds in which the Company invested had all or a portion of their assets held as Side-Pockets. The fair value of these Side-Pockets as of September 30, 2021 was $710,117 and represented 19.9% of total Members’ capital.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Fair Value of Financial Instruments

Within U.S. GAAP, Fair Value Measurement, fair value is defined as the price that the Company would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Company’s investments.

The inputs are summarized in the three broad levels listed below:

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of September 30, 2021:

Investments	Level 1	Level 2	Level 3	Total
Money Market Fund	$2,359,422	$—	$—	$2,359,422
Total	$2,359,422	$—	$—	$2,359,422

In accordance with ASC Topic 820, “Fair Value Measurement”, investments in Portfolio Funds with a fair value of $2,517,839 are excluded from the fair value hierarchy as of September 30, 2021.

The Schedule of Investments categorizes the aggregate fair value of the Company’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

Investment Transactions and Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Capital gain distributions received are recorded as capital gains as soon as information is available. Realized gains and losses are determined on Pro Rata Depletion cost basis (average cost). Return of capital or security distributions received are accounted for as a reduction to cost.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Taxation

The Company is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Company’s profit and loss. The only taxes payable by the Company are withholding taxes applicable to certain investment income.

Management has analyzed the Company’s tax positions for all open tax years, which include the years ended December 31, 2017 through December 31, 2020, and has concluded that as of September 30, 2021, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Company recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations. The Company did not incur any interest or penalties during the six months ended September 30, 2021.

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Company has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s operating agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and the Side-Pockets, or other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s operating agreement.

The Portfolio Funds in which the Company has investments may utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform based on the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statement of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on the Portfolio Funds’ respective statement of financial condition. However, due to the nature of the Company’s interest in these investment entities, the Company’s risk with respect to such transactions is generally limited to its investment in each Portfolio Fund.

The Company is also subject to liquidity risks, including the risk that the Company may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Company to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of members’ capital, and incentive allocations that typically range between 10.0% and 30.0% of profits, subject to loss carryforward provisions, as defined in the respective Portfolio Fund’s operating agreement.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

4. Management Fee and Related Party Transactions

Effective December 31, 2020, the Investment Manager no longer charges the Company a monthly management fee (the “Management Fee”). Prior to December 31, 2020, the Investment Manager received from the Company a monthly Management Fee equal to 1/12 of 0.85% of the Company’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). The Management Fee was paid monthly in arrears and was prorated with respect to investments in the Company made other than at the beginning of a month.

Each member of the Board who is not an “interested person” of the Company (the “Independent Directors”), as defined in the 1940 Act, receives a quarterly retainer of $3,000. In addition, all Independent Directors are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Company’s Independent Director fees totaled $12,000 for the six months ended September 30, 2021, of which $6,000 was payable as of September 30, 2021.

As of September 30, 2021, FEG Absolute Access Fund I LLC, an affiliated investment company of the Company registered under the 1940 Act, owned 98.45% of the Company’s outstanding Units, with a value of $3,454,474.

As of September 30, 2021, Members who are affiliated with the Investment Manager owned $3,965 (0.11% of Members’ capital) of the Company.

5. Members’ Capital

In accordance with the Company’s Amended and Restated Limited Liability Company Operating Agreement (as most recently amended and restated on April 1, 2013, and as it may be further amended, the “Operating Agreement”), net profits or net losses are allocated monthly to the Members in proportion to their respective capital accounts. In addition, each Member’s liability is generally limited to its investment in the Company.

In connection with the Liquidation Plan, the Company discontinued accepting orders for the purchase of Units of the Company and ceased making tender offers for the repurchase of Units on November 24, 2020. Accordingly, the Company did not conduct any tender offers or repurchase any Units during the six months ended September 30, 2021. Pursuant to the Liquidation Plan, the Company makes distributions, approximately quarterly, to Members of its available cash resulting from the liquidation of the Company’s portfolio securities. Proportionate interests of Members in the assets of the Company were fixed on the basis of its shareholdings at the close of business on December 31, 2020 (the “Record Date”).

As soon as possible after all of the Company’s investments in portfolio securities are converted to cash, the Company shall make to each Member of record on the Record Date: (1) a final liquidating distribution equal to the Member’s proportionate net assets of the Company, and (2) information concerning the sources of the liquidating distribution. All outstanding Units will be canceled following the liquidating distribution. Prior to that time, the net proceeds from the liquidation of portfolio securities are invested in cash equivalent securities or held in cash and are distributed to Members, as described above. The Company’s ability to convert its portfolio securities to cash is subject to the redemption restrictions of the Portfolio Funds in which the Company invests. As a result, the Company’s final liquidating distribution to members may not occur for several quarters.

In connection with the Liquidation Plan, the Company made a distribution to Members of $4,750,000 on September 1, 2021.

6. Indemnifications

The Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is not known. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

7. Credit Facility

Effective September 30, 2013 (the “Closing Date”), the Company entered into a $20,000,000 line of credit facility (the “LOC”) used for cash management purposes, such as providing liquidity for investments and repurchases. As of October 1, 2018, the LOC agreement was amended to reduce the maximum amount borrowed to $15,000,000. Effective April 21, 2021, the Company terminated the LOC agreement. A fee of 50 basis points (0.50%) per annum was payable monthly in arrears on the unused portion of the LOC, while the interest rate charged on borrowings on the LOC was the 1-month London Interbank Offer Rate (0.11% as of April 21, 2021) plus a spread of 200 basis points (2.00%). The Company did not have any outstanding borrowings during the period April 1, 2021 to April 21, 2021.

Assets permitted as investment collateral under the LOC included U.S. marketable obligations, bankers’ acceptance and certificates of deposit, money market accounts, demand deposits, and time deposits.

8. Recent Market Events

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Company, including political, social and economic risks. Any such impact could adversely affect the Company’s performance, the performance of the securities in which the Company invests and may lead to losses on your investment in the Company. Although vaccines for COVID-19 are becoming more widely available, the full impact of COVID-19 on the financial performance of the Company’s investments is not reasonably estimable at this time.

9. Subsequent Events

The Investment Manager evaluated subsequent events through the date the financial statements were issued, and concluded that there were no recognized or unrecognized subsequent events that required disclosure in or adjustment to the Company’s financial statements.

FEG Absolute Access Fund LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC’s website at sec.gov.

Availability of Quarterly Report Schedule

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The Company’s Form N-PORT is available on the SEC’s website at sec.gov.

Approval of Investment Management Agreement for FEG Absolute Access Fund LLC

At a meeting (the “Meeting”) of the Board of the Company held on August 24, 2021, by a unanimous vote, the Board, including a majority of the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Directors”), approved the continuation of the investment management agreement between the Investment Manager and the Company (the “Investment Management Agreement”).

In advance of the Meeting, the Independent Directors requested and received extensive materials from the Investment Manager to assist them in considering the renewal of the Investment Management Agreement. The materials provided by the Investment Manager contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Company. During the Meeting, the Board determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement. Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, Meeting was held by videoconference.

Discussion of Factors Considered

The Board considered, among other things: (1) the nature and quality of the advisory services rendered by the Investment Manager, including, the complexity of the services provided; (2) the experience and qualifications of the personnel providing such services; (3) the fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs that may be incurred by the Investment Manager and its affiliates in performing advisory services for the Company, the basis of determining and allocating these costs, and the estimated profitability to the Investment Manager and its affiliates in performing such services; (5) possible economies of scale that could benefit Members of the Company; (6) other compensation or possible benefits to the Investment Manager and its affiliates from their advisory and other relationships with the Company; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Investment Manager and other investment managers to similar clients and in comparison to industry fees for similar services; and (9) possible conflicts of interest that the Investment Manager may have with respect to the Company. The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Management Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board concluded that the nature, extent and quality of the services provided by the Investment Manager to the Company were appropriate and consistent with the terms of the Company’s Limited Liability Company Operating Agreement, that the quality of those services is anticipated to be consistent with industry norms and that the Company is likely to benefit from the Investment Manager’s management of the Company’s investment program and liquidation process.

FEG Absolute Access Fund LLC

Other Information (continued)

Approval of Investment Management Agreement for FEG Absolute Access Fund LLC (Continued)

The Board noted the Company’s performance against HFRI Fund of Funds Composite Index for various time periods. While the Company modestly trailed the HFRI Fund of Funds Composite Index and the Bloomberg Barclays U.S. Aggregate Bond Index for the three-, five- and ten-year periods ended June 30, 2021, the Board took into account the Investment Manager’s assessment that the Company’s relative underperformance versus the HFRI Fund of Funds Composite Index was driven largely by a few investments that had incurred losses in connection with, amongst other things, the COVID-19 pandemic and the Company’s relatively conservative positioning. The Board did note that the Company had returned 14.7% for the one-year period ended June 30, 2021 (versus a return of -0.3% for the Bloomberg Barclays U.S. Aggregate Bond Index), and outpaced both the HFRI Fund of Funds Composite Index and Bloomberg Barclays U.S. Aggregate Bond Index for the most recent quarter ended June 30, 2021 (4.4% return for the Company, versus a return of 2.8% for the HFRI Fund of Funds Composite Index and 1.8% for the Bloomberg Barclays U.S. Aggregate Bond Index). The Board determined that the Investment Manager’s performance was appropriate given the impact of applicable fees and expenses, as well as the current market environment and outlook for the strategies employed by the Company’s underlying managers.

The Board also concluded that the Investment Manager had sufficient personnel, with the appropriate education and experience, to serve the Company effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

The Board considered the anticipated costs of the services provided by the Investment Manager, and the compensation and benefits received by the Investment Manager in providing services to the Company. The Board reviewed the financial statements of the Investment Manager. In addition, the Board considered any direct or indirect revenues which may be received by the Investment Manager and its affiliates. The Board concluded that the Investment Manager’s anticipated fees and profits to be derived from its relationship with the Company in light of the Company’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other investment managers for managing comparable funds. The Board reviewed a report on comparable funds and concluded that the overall expense ratio of the Company was reasonable, taking into account the projected size and ongoing liquidation of the Company, and the quality of services provided by the Investment Manager.

The Board also considered whether economies of scale could be expected to be realized by the Investment Manager from the Company. Given the size of the Company and its ongoing liquidation, the Board determined that economies of scale were not a particularly relevant consideration in their deliberations.

The Board considered all factors, and no one factor alone was deemed dispositive. After further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Conclusion

After consideration, the Board concluded that the compensation and other terms of the Investment Management Agreement were in the best interests of the Company’s Members.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG ABSOLUTE ACCESS FUND LLC

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	DECEMBER 08, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	DECEMBER 08, 2021

By (Signature and Title)*	/s/ Kyndal Marks
Kyndal Marks, Treasurer
(principal financial officer)

Date	DECEMBER 08, 2021

*	Print the name and title of each signing officer under his or her signature.